Note 7 - Loans Receivable, Net and Allowance for Credit Losses - Impaired Loans by Loan Portfolio Class (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Related allowance	$ 215
Recorded investment	2,075
Unpaid principal balance	2,091
Average recorded investment	2,083
Interest income recognized	27
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	0
Unpaid principal balance, with no related allowance recorded	0
Average recorded investment, with no related allowance recorded	0
Interest income recognized, with no related allowance recorded	0
Recorded investment	0
Unpaid principal balance	0
Average recorded investment	0
Interest income recognized	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	7
Unpaid principal balance, with no related allowance recorded	9
Average recorded investment, with no related allowance recorded	7
Interest income recognized, with no related allowance recorded	0
Recorded investment	7
Unpaid principal balance	9
Average recorded investment	7
Interest income recognized	0
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Recorded investment, with no related allowance recorded	1,708
Unpaid principal balance, with no related allowance recorded	1,722
Average recorded investment, with no related allowance recorded	1,708
Recorded investment	1,708
Unpaid principal balance	1,722
Average recorded investment	1,708
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Recorded investment, with no related allowance recorded	129
Unpaid principal balance, with no related allowance recorded	129
Average recorded investment, with no related allowance recorded	130
Interest income recognized, with no related allowance recorded	12
Recorded investment, with an allowance recorded	134
Unpaid principal balance, with an allowance recorded	134
Related allowance	118
Average recorded investment, with an allowance recorded	136
Interest income recognized, with an allowance recorded	9
Recorded investment	263
Unpaid principal balance	263
Average recorded investment	266
Interest income recognized	21
Commercial Portfolio Segment [Member]
Average recorded investment, with no related allowance recorded	0
Recorded investment, with an allowance recorded	97
Unpaid principal balance, with an allowance recorded	97
Related allowance	97
Average recorded investment, with an allowance recorded	102
Interest income recognized, with an allowance recorded	6
Recorded investment	97
Unpaid principal balance	97
Average recorded investment	102
Interest income recognized	$ 6